COMMITMENTS AND CONTINGENT LIABILITIES:	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 6      - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Commitments

The Company and its subsidiaries entered into premises lease agreements that will expire between 2012 to 2015.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2011, are as follows:

U.S. dollars in thousands
Years ending December 31:
2012	$484
2013	434
2014	434
2015	147
$1,499

Rental expense totaled $585 thousand, $584 thousand, and $861 thousand in the years ended December 31, 2011, 2010 and 2009, respectively.

b.	Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2011, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $66 thousand. These amounts are secured by bank deposits.